UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C 20549

Form 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:   September 2004.

Check here if Amendment [  ]; Amendment Number:
	This Amendment (Check only one.):	[  ] is a restatement.
				[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      J. Jeffrey Auxier
Address:   Auxier Asset Management LLC
           5000 SW Meadows Rd, Ste 410
	   Lake Oswego, OR 97035
Form 13F File Number: 28-  not assigned

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Lillian Walker
Title:	Operations/Compliance Manager
Phone:	1-503-885-8807

Signature, Place and Date of Signing:


 ____Lillian Walker______Lake Oswego, OR_________11/04/2004
	[Signature]	     City, State]         [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported on this report.)

[ ] 13F NOTICE. (Check here if n o holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in the report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:


	Form 13F File Number	Name
                         N/A


FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:            _________0_________

Form 13F Information Table Entry Total:      _________88_______

Form 13F Information Table Value Total:     ____89,846_____
               		         (thousands)

List of Other Included Mangers:

Provide a numbered list of the name(s) and Form
13F-file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no enties in this list, state "NONE" and omit the column headings and list entries.]

	No.	Form 13F File Number	Name

	___	28-________________	_________






Auxier Asset Management LLC
Form 13F Information Table
30-September-2004



Title of

Value
SHRS
OR
Investm
ent
Other
Voting
Authority


Name of Issuer
Class
CUSIP
(x$10
00)
PRN
AMT
Discretio
n
Manager
s
Sole
Shared
None

AON Corp
COM
037389103
592
"20,607"
Sole
N/A
"20,607"
0
0


Albertsons Inc.
COM
013104104
238
"9,925"
Sole
N/A
"9,925"
0
0

Alkermes Inc
COM
01642t108
419
"36,350"
Sole
N/A
"36,350"
0
0

Altria Group, Inc
COM
02209S103
4,717
"100,273.629"
Sole
N/A
"100,273.629"
0
0

Amazon Com Inc.
023135106
630
"15,425"
Sole
N/A
"15,425"
0
0

American Express Co.
COM
025816109
364
"7,069.957"
Sole
N/A
"7,069.957"
0
0

American Intl Group Inc.
COM
026874107
302
"4,445"
Sole
N/A
"4,445"
0
0

Amex Financial Select Spdr
SBI INT - FINL
81369y605
250
"8,800"
Sole
N/A
"8,800"
0
0

Amgen
Com
031162100
283
"4,975"
Sole
N/A
"4,975"
0
0


Anthem Inc.
COM
03674b104
999
"11,450"
Sole
N/A
"11,450"
0
0

Assurant
Com
04621X108
356
"13,700"
Sole
N/A
"13,700"
0
0

AQUANTIVE
COM
03839G105
516
"53,480"
SOLE
N/A
"53,480"
0
0

Automatic Data Processing
COM
053015103
872
"21,110"
Sole
N/A
"21,110"
0
0

Autonation Inc.
COM
05329W102
1,240
"72,600"
Sole
N/A
"72,600"
0
0

Bank of America Corp.
Com
060505104
1,754
"40,484"
Sole
N/A
"40,484"
0
0

Baxter International Inc.
COM
071813109
465
"14,450"
Sole
N/A
"14,450"
0
0

Bisys Group Inc.
COM
055472104
547
"37,450"
Sole
N/A
"37,450"
0
0

Boeing Co.
COM
097023105
421
"8,157"
Sole
N/A
"8,157"
0
0

CVS Corp
COM
126650100
1,902
"45,150"
Sole
N/A
"45,150"
0
0

Catalina Marketing Corp
COM
148867104
924
"40,050"
Sole
N/A
"40,050"
0
0

Chevron Texaco Corp
COM
166764100
784
"14,616"
Sole
"14,616"
0
0

Cisco Sys Inc
COM
17275R102
245
"13,544"
Sole
N/A
"13,544"
0
0

Citigroup
COM
172967101
5,956
"134,984.756"
Sole
N/A
"134,984.756"
0
0

City Bank Lynnwood
COM
17770A109
730
"20,856"
Sole
N/A
"20,856"
0
0

Coca Cola Co
Com
191216100
2,605
"65,060"
Sole
N/A
"65,060"
0
0

Comcast Corp. A
COM
20030N101
290
"10,278"
Sole
N/A
"10,278"
0
0


Costco Whsl Corp New
COM
22160k105
1,392
"33,550"
Sole
N/A
"33,550"
0
0

Daimlerchrysler AG
ORD
D1668R123
237
"5,727"
Sole
N/A
"5,727"
0
0

Diageo PLC
SPON ADR NEW
25243Q205
1,581
"31,358"
Sole
N/A
"31,358"
0
0

Directv Group Inc.
Com
25459L106
197
"11,211"
Sole
N/A
"11,211"
0
0


Donnelley RR & Sons Co.
COM
257867101
804
"25,668"
Sole
N/A
"25,668"
0
0

Duke Energy Corp
COM
264399106
1,075
"46,960"
Sole
N/A
"46,960"
0
0

Efunds Corp
COM
28224R101
2,570
"138,255"
Sole
N/A
"138,255"
0
0

Electronic Data Sys New
COM
285661104
333
"17,150"
Sole
N/A
"17,150"
0
0

Express Scripts Inc
Com
302182100
1,116
"17,075"
Sole
N/A
"17,075"
0
0

Exxon Mobil Corp
COM
30231G102
620
"12,829"
Sole
N/A
"12,829"
0
0

Fair Isaac Corp
com
303250104
228
"7,800"
Sole
N/A
"7,800"
0
0


First Data Corp.
Com
319963104
2,084
"47,918"
Sole
N/A
"47,918"
0
0

First Health Group Corp
COM
320960107
2,479
"154,097"
Sole
N/A
"154,097"
0
0

FirstFed Financial Corp
COM
337907109
635
"13,000"
Sole
N/A
"13,000"
0
0

Franklin Resources Inc.
COM
354613101
1,593
"28,575"
Sole
N/A
"28,575"
0
0

Federal Home Ln mtg Corp.
COM
313400301
248
"3,800"
Sole
N/A
"3,800"
0
0

General Electric Co.
COM
369604103
459
"13,665"
Sole
N/A
"13,665"
0
0

General Motors Corp
COM
370442105
609
"14,329"
Sole
N/A
"14,329"
0
0

Guidant Corp
COM
1,671
"25,300"
Sole
N/A
"25,300"
0
0

HCA Inc
COM
404119109
290
"7,600"
Sole
N/A
"7,600"
0
0

Health Mgmt Assoc Inc. New
CL A
421933102
749
"36,650"
Sole
N/A
"36,650"
0
0

Hewlett Packard Co.
COM
428236103
1,077
"57,456"
Sole
N/A
"57,456"
0
0

Home Depot Inc
COM
437076102
228
"5,825"
Sole
N/A
"5,825"
0
0

IMS Health, Inc.
COM
449934108
3,454
"144,410"
Sole
N/A
"144,410"
0
0

Intel Corp
COM
458140100
463
"23,090"
Sole
N/A
"23,090"
0
0

Interpublic Group of Cos Inc.
COM
460690100
474
"44,790"
Sole
N/A
"44,790"
0
0

J P Morgan Chase & Co.
COM
46625H100
530
"13,329"
Sole
N/A
"13,329"
0
0

Johnson & Johnson
COM
478160104
593
"10,532"
SOLE
N/A
"10,532"
0
0

Kroger Inc.
COM
501044101
1,845
"11,850"
Sole
N/A
"118,850"
0
0

Laboratory Corp of America
Com New
50540R409
1,591
"36,400"
SOLE
N/A
"36,400"
0
0

Liberty Media Corp A
COM SER A
530718105
254
"29,089"
Sole
N/A
"29,089"
0
0

Marsh & Mclennan Cos Inc
Com
571748102
213
"4,650"
Sole
N/A
"4,650"
0
0

Maximus, Inc.
COM
577933104
458
"15,900"
Sole
N/A
"15,900"
0
0

Merck & Co. Inc
COM
589331107
836
"25,320.418"
Sole
N/A
"25,320.418"
0
0

Microsoft Corp
COM
594918104
2,539
"91,820"
Sole
N/A
"91,820"
0
0

Morgan Stanley Dean Witter Co.
COM New
617446448
809
"16,400"
Sole
N/A
"16,400"
0
0

Motorola Inc.
COM
620076109
968
"53,657"
Sole
N/A
"53,657"
0
0

Oracle Corp
COM
68389X105
311
"27,534"
Sole
N/A
"27,534"
0
0

PMI Group Inc.
COM
69344M101
242
"5,962"
Sole
N/A
"5,962"
0
0

PNC Financial Services Grp Inc.
COM
693475105
342
"6,327"
Sole
N/A
"6,327"
0
0

Pfizer Inc.
COM
717081103
490
"16,028"
Sole
N/A
"16,028"
0
0

Plum Creek Timber Co
COM
729251108
4,367
"124,662"
Sole
N/A
"124,662"
0
0

Precision Castparts Corp
COM
740189105
235
"3,910"
Sole
N/A
"3,910"
0
0

Priority Healthcare Corp
CL B
74264T102
1,681
"83,400"
Sole
N/A
"83,400"
0
0


Schering Plough Corp
COM
806605101
1,623
"85,132"
Sole
N/A
"85,132"
0
0

Silicon VY Bancshares
COM
827064106
316
"8,500"
Sole
N/A
"8,500"
0
0

St Paul Travelers Inc.
Com
792860108
3,344
"101,154.987"
Sole
N/A
"101,154.987"
0
0

St Paul Travelers Inc.
Equity Unit
792860306
1,111
"18,100"
Sole
N/A
"18,100"
0
0

Stancorp Financial Group
COM
852891100
327
"4,589"
Sole
N/A
"4,589"
0
0

TCF Financial Corp
COM
872275102
402
"13,276"
Sole
N/A
"13,276"
0
0

Telefonos De Mexico SA
Spon ADR ORD L
879403780
358
"11,100"
Sole
N/A
"11,100"
0
0


Tenet Healthcare Corp.
Com
88033G100
124
"11,476"
Sole
N/A
"11,476"
0
0


Time Warner Inc.
COM
887317105
170
"10,529"
Sole
N/A
"10,529"
0
0

UNUMPROVIDENT CORP
COM
91529y106
2,372
"151,200"
SOLE
N/A
"151,200"
0
0

Wal-Mart Stores Inc
COM
931142103
268
"5,045"
Sole
N/A
"5,045"
0
0

Washington Federal Inc.
COM
938824109
1,767
"70,269"
Sole
N/A
"70,269"
0
0

Washington Mutual Inc.
COM
939322103
1,088
"27,829"
Sole
N/A
"27,829"
0
0

Weight Watchers Intl Inc New
Com
948626106
320
"8,250"
Sole
N/A
"8,250"
0
0


Willbros Group Inc
COM
969199108
770
"51,625"
Sole
N/A
"51,625"
0
0

Wyeth
Com
983024100
1,229
"32,850"
Sole
N/A
"32,850"
0
0


Yum! Brands, Inc.
COM
988498101
598
"14,700"
Sole
N/A
"14,700"
0
0

Nokia Corp
Sponsored ADR
654902204
288
"20,990"
Sole
N/A
"20,990"
0
0